CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Revenue from customers	$ 328	$ 208	$ 268	$ 163
Grant revenue	440	339	651	1,754
Total revenue	768	547	919	1,917
Expenses:
Employee benefits expenses	2,016	1,305	2,984	2,756
Consultancy expenses	2,200	416	2,134	1,934
Administrative and other expenses	5,485	1,318	8,080	1,618
Raw materials and consumables used	586	208	600	241
Depreciation expense	27	23	49	47
Finance costs, net	1,509	1,154	2,518	2,119
Share in loss of jointly controlled entities	120	132	254	10
(Gain)/loss on derivative financial instruments	164,296	(5)	(105)	3
Total expenses	282,256	4,551	16,514	8,728
Net loss before income tax	(281,488)	(4,004)	(15,595)	(6,811)
Income tax benefit	2	67	378	618
Net loss	(281,486)	(3,937)	(15,217)	(6,193)
(Loss)/gain on foreign currency translation	(241)	232	891	1,379
Total comprehensive loss for the year	$ (281,727)	$ (3,705)	$ (14,326)	$ (4,814)
Loss per share:
Basic loss per share (in dollars per share)	$ (66.44)	$ (1.83)	$ (7.08)	$ (2.88)
Diluted loss per share (in dollars per share)	$ (66.44)	$ (1.83)	$ (7.08)	$ (2.88)
Weighted-average number of common shares outstanding (in thousands):
Weighted-average number of common shares outstanding basic (in shares)	4,236,782,000	2,148,887,000	2,149,000	2,148,887
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (in shares)	4,236,782,000	2,148,887,000	2,149,000	2,149,000